Leases - Summary of Changes in the Carrying Value of ROU Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 175,474
Ending balance	163,623	$ 175,474
Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	175,148
Ending balance	163,416	175,148
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4
Ending balance	2	4
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	322
Ending balance	205	322
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	276,540	221,062
Additions	18,409	43,109
On acquisition		3,517
Terminations/modifications	2,219	25,875
Translation adjustments	(5,613)	(17,023)
Ending balance	291,555	276,540
Gross carrying amount [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	275,796	220,185
Additions	18,409	43,017
On acquisition		3,443
Terminations/modifications	2,216	26,140
Translation adjustments	(5,629)	(16,989)
Ending balance	290,792	275,796
Gross carrying amount [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		40
Terminations/modifications		(35)
Translation adjustments		(5)
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23	24
Translation adjustments	0	(1)
Ending balance	23	23
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	721	813
Additions		92
On acquisition		74
Terminations/modifications	3	(230)
Translation adjustments	16	(28)
Ending balance	740	721
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	101,066	78,439
Depreciation	31,603	28,838
Terminations/modifications	(2,630)	(418)
Translation adjustments	(2,107)	(5,793)
Ending balance	127,932	101,066
Accumulated depreciation [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	100,648	77,834
Depreciation	31,472	28,733
Terminations/modifications	(2,630)	(154)
Translation adjustments	(2,114)	(5,765)
Ending balance	127,376	100,648
Accumulated depreciation [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		40
Terminations/modifications		(35)
Translation adjustments		(5)
Accumulated depreciation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	19	19
Depreciation	2	1
Translation adjustments		(1)
Ending balance	21	19
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	399	546
Depreciation	129	104
Terminations/modifications		(229)
Translation adjustments	7	(22)
Ending balance	$ 535	$ 399